Group structure - Schedule of Significant Subsidiaries (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands												12 Months Ended			13 Months Ended
	Dec. 17, 2025	Sep. 16, 2025 USD ($) shares	Apr. 01, 2025 USD ($)	Apr. 01, 2025 BRL (R$)	Dec. 23, 2024 USD ($)	Dec. 23, 2024 BRL (R$)	Aug. 01, 2024 USD ($)	Jul. 16, 2024	Jun. 12, 2024 USD ($) $ / shares shares	Apr. 02, 2024	Mar. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Nov. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Proceeds from contributions of non-controlling interests												$ 6,683	$ 951	$ 3,657
Number of shares issued (in shares) | shares												159,468,552	153,586,168	148,253,938	153,586,168
Par value per share (USD per share) | $ / shares												$ 0.0001
Cash and cash equivalents												$ 53,601	$ 33,418	$ 16,050	$ 33,418		$ 26,519
Short-term deposits												5,191	2,810		2,810
Contingent consideration recognised as of acquisition date												$ 65,975	$ 121,238		$ 121,238	$ 29,122
Patria Finance Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Brazilian Private Equity III, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PBPE General Partner IV, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PBPE General Partner V, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Investments UK Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Investments US LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Investments Colombia S.A.S. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Infrastructure II GP, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Infrastructure III SLP Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Infrastructure General Partner IV Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Pátria Investimentos Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Number of shares issued (in shares) | shares												159,468,552
Number of shares outstanding | shares												159,468,552
Patria Investments Latam S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Investments Uruguay S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Investments Cayman Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Investments Hong Kong, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Platam Investments Brazil Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PI General Partner V Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PPE General Partner VII, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PI Renewables General Partner, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria SPAC LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Deposit per public share | $ / shares									$ 0.015
Total of deposits of public shares		$ 56,000							$ 68
Public shares | shares		4,541,424							12,339,057			4,541,424	12,339,057		12,339,057
Patria Latin American Opportunity Acquisition Corp. [Member] | IPO
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares											23,000,000
Proceeds from issue of ordinary shares											$ 230,000
Patria Latin American Opportunity Acquisition Corp. [Member] | IPO | Class A Common Share [Member]
Disclosure of subsidiaries [line items]
Par value per share (USD per share) | $ / shares											$ 0.0001
Moneda Asset Management SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Moneda Corredores de Bolsa Limitada (“MCB”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Moneda S.A. Administradora General De Fondos (“MAGF”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Moneda II SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Moneda International Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Moneda USA Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Moneda Investments S.A.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	0.00%
VBI Real Estate Gestão de Carteiras S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
VBI Administração Fiduciaria e Gestão Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
BREOF Partners Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												0.00%	100.00%
Igah Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
e.Bricks Ventures III GP, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Igah Carry Holding Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PEVC General Partner IV, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												42.92%	42.92%
Patria Real Estate Latam S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												98.90%	98.90%
Patria Private Equity Latam S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
VBI Holding Ltda (formerly NewCo BlueMacaw Partner Ltda.) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
VBI Asset Management Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
KMP I Holding [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Hanuman GP Cayman, LLC (“Hanuman”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Pat HoldCo Mexico S. de R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Pat Inmuebles HoldCo Mexico S. de R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Pat HoldCo Servicios Corporativos S. de R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%											51.00%	100.00%
Patria Investments Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
VBI Securities Ltda. (formerly “Bari Gestao De Recursos Ltda.”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Asset Management
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												50.74%	50.74%
VBI Capital Ltda. (formerly Morc Gestora de Recursos de Crédito Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							50.00%					0.00%	100.00%
Loss recognized directly in retained earnings							$ 2,400
Move Capital S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
SH Manco Holding Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												75.00%	75.00%
Patria Acquisitions Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Energía Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Tria Comercializadora de Energía S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			58.82%	58.82%						66.67%		58.82%	66.67%
Proceeds from contributions of non-controlling interests			$ 3,500	R$ 20,000
Tria Energia Varejista Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												58.82%	66.67%
Bali Energia Comercializadora de Energia Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												58.82%	66.67%
Tria Energy Colombia S.A.S. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												80.00%	80.00%
Pátria Holding Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Pátria Distribuidora de Títulos e Valores Mobiliários Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Europe 1 (GP) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Europe 2 Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Private Equity (Europe) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria CP Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Capital Partners LLP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Nexus Capital Partners S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary								100.00%				100.00%	100.00%
Patria Portfolio Investments Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PCF General Partner LTD. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria CIV GP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria CIV PE VII GP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Brazilian Private Equity Feeder General Partner III, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PBPE General Partner III (M), Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PBPE General Partner III-A (C), Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PBPE General Partner III-B (I), Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PI Feeder General Partner II (I), Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PI General Partner II (M), Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PI General Partner II-2 (C), Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
PIFACI-B General Partner, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Latam Core I GP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Brazilian Alphaville Investments GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Brazilian Real Estate Investments GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Brazilian Real Estate Investments III GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Brazilian Real Estate Opportunities III GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Infrastructure Fund III GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Infrastructure Investments III GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Infrastructure Opportunities III GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
P2 Brasil Private Infrastructure Fund II GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
P2 Infrastructure Opportunities GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Alphaville GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Brazil RE Fund II GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Patria Brazil RE Fund III GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Private Equity Fund IV GP, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Private Equity Fund V General Partner, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Private Equity Investments IV GP, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Private Equity Investments V General Partner, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Private Equity Opportunities IV GP, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Private Equity Opportunities V General Partner, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Brazil Retail Property Opportunities General Partner, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
P2 Infrastructure Investments GP, L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
GPMS GP Commitment I GP LTD. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Igah IV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					42.92%	42.92%									29.72%
Acquisition of additional stake of Igah IV					$ 4,200	R$ 24,300
Additional proportion of ownership interest in subsidiary, Igah IV					29.72%	29.72%
Uliving Holding S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary												50.00%